FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Financial assets
Cash and cash equivalents	$ 1,764	$ 5,028	$ 3,445	$ 10,545
Amortized Cost [Member]
Financial assets
Cash and cash equivalents	1,764	5,028
Prepaid expenses and other current assets	922	2,667
Financial liabilities
Accounts payable and accrued liabilities	845	2,836
Warrant liability
Fair Value To Other Comprehensive Income [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other current assets
Fair Value Through Profit Or Loss [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other current assets
Financial liabilities
Accounts payable and accrued liabilities
Warrant liability	$ 1,138	$ 1,564